Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 370	$ 305
Short-term borrowings from buyer	(40)	(40)	$ 0
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	434	429
Short-term borrowings from buyer	(40)	(40)
Overcollateralization	$ 394	$ 389